Derivative Financial Instruments - Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	$ (25,224,243)	$ 17,096,141	$ (23,263,923)
Interest Rate Options [Member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	522,241
Crude Oil Futures Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(146,350)	(176,341)	0
Derivatives not designated as hedges [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	255,045	0	0
Derivatives not designated as hedges [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(1,478,143)	(1,612,650)	(1,460,990)
Derivatives not designated as hedges [member] | Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(2,373,131)	4,996,014	(2,762,358)
Derivatives not designated as hedges [member] | Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(4,791,503)	2,698,748	(2,447,050)
Derivatives not designated as hedges [member] | Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	0	0	49
Derivatives not designated as hedges [member] | Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(17,344,621)	13,770,849	(16,019,238)
Derivatives not designated as hedges [member] | Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives		0	2
Derivatives not designated as hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	$ 132,219	(777,965)	(574,338)
Derivatives not designated as hedges [member] | Interest Rate Options [Member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives		$ (1,802,514)	$ 0